Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator
Net loss	$ (23,299)	$ (11,758)	$ (6,332)	$ (16,586)	$ (35,057)	$ (22,918)	$ (35,103)	$ (27,137)	$ (12,047)
Denominator
Weighted-average common shares - basic (in shares)	11,667,266		9,950,920		11,457,724	10,231,489	10,390,006	10,060,857	10,098,071
Weighted-average common shares - diluted (in shares)	11,667,266		9,950,920		11,457,724	10,231,489	10,390,006	10,060,857	10,098,071
Net loss per share attributable to Doma Holdings, Inc. shareholders
Basic (in usd per share)	$ (2.00)		$ (0.64)		$ (3.06)	$ (2.24)	$ (3.38)	$ (2.70)	$ (1.19)
Diluted (in usd per share)	$ (2.00)		$ (0.64)		$ (3.06)	$ (2.24)	$ (3.38)	$ (2.70)	$ (1.19)